ARK FUNDS
VISION GROUP OF FUNDS

     Supplement dated July 1, 2003 to the ARK Funds' Prospectuses dated August 31, 2002 and ARK Funds Class C Prospectus dated October 1, 2002 and Supplement dated July 1, 2003 to the VISION Funds' Combined Prospectuses dated June 30, 2002 and May 15, 2003 (Revised June 19, 2003)

ARK Funds

     1. A Special Meeting of Shareholders of each of the ARK Funds will be held at 25 S. Charles Street, 16th Floor, Baltimore, MD 21201, at 1:00 p.m. (Eastern time), on August 14, 2003. At this meeting, shareholders will be asked to vote on the following matter:

     To approve or disapprove a proposed Agreement and Plan of Reorganization (the "Reorganization") between the ARK Funds, on behalf of each series of ARK Funds (each an "ARK Fund"), and the VISION Group of Funds, on behalf of certain VISION Fund series (each an "Acquiring Fund"), whereby the Acquiring Fund would acquire all of the assets of a corresponding ARK Fund in exchange solely for the Acquiring Fund's assumption of such ARK Fund's liabilities and the Acquiring Fund's shares, to be distributed pro rata by the ARK Fund to the holders of its shares, in complete liquidation of the ARK Fund. (Shareholders of each ARK Fund to vote separately.)

     The shareholders may also vote upon any other business that may properly come before the Special Meeting or any adjournments thereof.

     If approved by shareholders, this Reorganization will take effect in two parts, with certain funds reorganizing on August 15, 2003 and others on August 22, 2003. See additional information below. Shareholders will be notified if the Reorganization is not approved.

     2. Mark Schultz has replaced David G. Robertson as Portfolio Manager for ARK Mid-Cap Equity Portfolio. Mr. Schultz is a Vice President and Portfolio
Manager with Allied Investment Advisors, Inc. He is also a vice president of Manufacturers and Traders Trust Company ("M&T Bank") and a portfolio manager in the M&T Asset Management department of M&T Bank. In his capacity as a portfolio manager for M&T Asset Management, he co-manages the VISION Large Cap Core Fund. He also is responsible for management of equity model portfolios for M&T Bank, with specific responsibility for the growth model. As an analyst, Mr. Schultz focuses on technology and diversified financial companies. Prior to joining M&T Bank in July 2001, Mr. Schultz worked as a portfolio manager with Caldwell Securities in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz holds his chartered financial analyst designation (CFA) and a doctorate in politics from the University of Oxford.


VISION Funds

     A Special Meeting of Shareholders of VISION Large Cap Core Fund, VISION Pennsylvania Municipal Income Fund and VISION Intermediate Term Bond Fund (each an "Acquired VISION Fund") will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, at 2:00 p.m. (Eastern time), on August 14, 2003. At this meeting, shareholders will be asked to vote on the following matter:

     To approve or disapprove a Reorganization between the VISION Group of Funds, on behalf of each Acquired VISION Fund and on behalf of certain newly-created VISION Funds (the "Acquiring VISION Funds"), whereby each Acquiring VISION Fund would acquire all of the assets of the corresponding Acquired VISION Fund in exchange solely for the Acquiring VISION Fund's assumption of such Acquired VISION Fund's liabilities and the Acquiring VISION Fund's shares, to be distributed pro rata by the Acquired VISION Fund to the holders of its shares, in complete liquidation of the Acquired VISION Fund. (Each Acquired Fund to vote separately.)

     The shareholders may also vote upon any other business that may properly come before the Special Meeting or any adjournments thereof.

     If approved by shareholders, this Reorganization will take effect on August 15, 2003. See additional information below. Shareholders will be notified if the Reorganization is not approved.


ARK Funds and VISION Funds

     The Agreement and Plan of Reorganization of the ARK Funds and VISION Funds provides that each Acquired Fund will transfer all of its assets to the corresponding Acquiring VISION Fund listed opposite its name in the chart set forth below, in exchange for that Acquiring VISION Fund's assumption of the liabilities of the Acquired Fund and shares of each of the classes of that Acquiring VISION Fund set forth in the chart having a net asset value equal to the aggregate net assets attributable to the corresponding class of shares of the Acquired Fund. These transactions are expected to take place in two parts: on August 15, 2003 and August 22, 2003 (the "Closing Dates"), as identified in the chart. We have identified with an asterisk (*) each Acquiring VISION Fund that has recently been organized for the purpose of continuing the operations of the corresponding Acquired Fund(s), and therefore has no assets or prior history of investment operations. We have identified with a plus sign (+) each Acquired Fund that will become the "accounting survivor" to the reorganization and, accordingly, whose financial history and performance will be carried over upon consummation of the reorganization. Where there is more than one Acquired Fund reorganizing at the same time into the same Acquiring VISION Fund, we have included those in the same box in the chart.

                                   AUGUST 15, 2003 CLOSING DATE

--------------------------------------------------------------------------------
Acquired Fund                            Acquiring VISION Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Money Market Portfolio               VISION Money Market Fund +
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
 -Institutional II Shares                 -Institutional II Shares
ARK Prime Cash Management Portfolio      VISION Money Market Fund
 -Corporate Class                         -Institutional I  Shares
 -Corporate II Class                      -Institutional II Shares
 -Corporate III Class                     -Institutional II Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK U.S. Treasury Money Market           VISION U.S. Treasury Money Market Fund
Portfolio                                +
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
 -Institutional II Shares                 -Institutional II Shares
ARK U.S. Treasury Cash Management        VISION U.S. Treasury Money Market Fund
Portfolio                                 -Institutional II Shares
 -Corporate II Class                      -Institutional II Shares
 -Corporate III Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK U.S. Government Money Market         VISION U.S. Government Money Market
Portfolio+                               Fund*
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
 -Institutional II Shares                 -Institutional II Shares
ARK U.S. Government Cash Management      VISION U.S. Government Money Market
Portfolio                                Fund
 -Corporate II Shares                     -Institutional II Shares
 -Corporate III Shares                    -Institutional II Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ARK Tax-Free Money Market Portfolio+     VISION Tax-Free Money Market Fund*
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
 -Institutional II Shares                 -Institutional II Shares
ARK Tax-Free Cash Management Portfolio   VISION Tax-Free Money Market Fund
 -Corporate III Shares                    -Institutional II Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Short-Term Treasury Portfolio        VISION Short Duration  Government Bond
 -Class A Shares                         Fund +
  -Institutional Shares                   -Class A Shares
                                          -Institutional I Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Pennsylvania Tax-Free Portfolio+     VISION Pennsylvania Municipal Bond
 -Class A Shares                         Fund*
 -Class B Shares                          -Class A Shares
 -Institutional Shares                    -Class B Shares
VISION Pennsylvania Municipal Income      -Institutional I Shares
Fund                                     VISION Pennsylvania Municipal Bond Fund
 -Class A Shares                          -Class A Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Intermediate Fixed Income Portfolio+ VISION Intermediate-Term Bond Fund*
 -Institutional Shares                    -Institutional I Shares
VISION Intermediate-Term Bond Fund       VISION Intermediate-Term Bond Fund
 -Class A Shares                          -Class A Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK U.S. Government Bond Portfolio       VISION U.S. Government Bond Fund +
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Value Equity Portfolio+              VISION Large Cap Stock Fund*
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
ARK Blue Chip Equity Portfolio           VISION Large Cap Stock Fund
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
VISION Large Cap Core Fund               VISION Large Cap Stock Fund
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK International Equity Portfolio       VISION International Equity Fund+
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional Shares
ARK Emerging Markets Equity Portfolio    VISION International Equity Fund
 -Class A Shares                          -Class A Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Social Issues Small-Cap Equity       VISION Social Balanced Fund*
Portfolio                                 -Institutional I Shares
 -Institutional Shares                   VISION Social Balanced Fund
ARK Social Issues Capital Growth          -Institutional I Shares
Portfolio                                VISION Social Balanced Fund
 -Institutional Shares                    -Institutional I Shares
ARK Social Issues Blue Chip Equity       VISION Social Balanced Fund
Portfolio
 -Institutional Shares                    -Institutional I Shares
ARK Social Issues Intermediate Fixed
Income Portfolio+
 -Institutional Shares
--------------------------------------------------------------------------------


                                AUGUST 22, 2003 CLOSING DATE

--------------------------------------------------------------------------------
Acquired Fund                            Acquiring VISION Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Pennsylvania Tax-Free Money Market   VISION Pennsylvania Tax-Free Money
Portfolio+                               Market Fund*
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
 -Institutional II Shares                 -Institutional II Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Short-Term Bond Portfolio+           VISION Short-Term Corporate Bond Fund*
 -Institutional Shares                    -Institutional I Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Maryland Tax-Free Portfolio+         VISION Maryland Municipal Bond Fund*
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Income Portfolio+                    VISION Income Fund*
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Balanced Portfolio+                  VISION Balanced Fund*
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Equity Income Portfolio+             VISION Equity Income Fund*
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Equity Index Portfolio+              VISION Equity Index Fund*
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Capital Growth Portfolio+            VISION Multi Cap Growth Fund*
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Institutional Shares                    -Institutional I Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Mid-Cap Equity Portfolio+            VISION Mid Cap Growth Fund*
 -Class A Shares                          -Class A Shares
 -Institutional Shares                    -Institutional I Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ARK Small-Cap Equity Portfolio+          VISION Small Cap Growth Fund*
 -Class A Shares                          -Class A Shares
 -Class B Shares                          -Class B Shares
 -Class C Shares                          -Class C Shares
 -Institutional Shares                    -Institutional I Shares
--------------------------------------------------------------------------------

     Immediately after the transfer of the Acquired Funds' assets and liabilities, the Acquired Funds will make a liquidating distribution to their shareholders of the Acquiring VISION Fund shares received, so that a holder of shares in an Acquired Fund at the effective time of the Reorganization will receive a number of shares of the appropriate class of the corresponding Acquiring Fund with the same aggregate value as the shareholder had in the Acquired Fund immediately before the effective time of the Reorganization. At the effective time, shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring VISION Fund. Each Acquired Fund will then be terminated.

     Accordingly, after their respective Closing Dates of August 15 and 22, 2003, the Acquired Funds will no longer offer their shares or transact trades. On or about August 25, 2003, a new prospectus for the Acquiring VISION Funds will be sent to all shareholders that participated in the Reorganization. This prospectus will replace all existing prospectuses for ARK Funds and VISION Group of Funds.

     Effective after the close of business on August 15, 2003, VISION Group of Funds will change its name to MTB Group of Funds and the distributor will change from Federated Securities Corp. to Edgewood Services, Inc.

Please keep this supplement for  your records.


                                                                    July 1, 2003















Federated Securities Corp., Distributor

Cusip 040711749         Cusip 040711376         Cusip 040711855         Cusip 92830F786
Cusip 040711194         Cusip 040711798         Cusip 040711509         Cusip 92830F737
Cusip 04071E105         Cusip 040711582         Cusip 040711467         Cusip 92830F711
Cusip 040711814         Cusip 040711590         Cusip 040711475         Cusip 92830F562
Cusip 040711889         Cusip 040711863         Cusip 040711285         Cusip 92830F679
Cusip 040711434         Cusip 040711459         Cusip 040711293         Cusip 92830F802
Cusip 040711202         Cusip 040711400         Cusip 040711848         Cusip 92830F661
Cusip 040711699         Cusip 040711764         Cusip 040711608         Cusip 92830F760
Cusip 040711426         Cusip 040711236         Cusip 040711772         Cusip 92830F406
Cusip 040711681         Cusip 040711228         Cusip 040711251         Cusip 92830F851
Cusip 040711806         Cusip 040711657         Cusip 040711269         Cusip 92830F752
Cusip 040711392         Cusip 040711384         Cusip 040711830         Cusip 92830F844
Cusip 040711103         Cusip 040711665         Cusip 040711707         Cusip 92830F547
Cusip 040711186         Cusip 040711319         Cusip 040711780         Cusip 92830F695
Cusip 040711616         Cusip 040711327         Cusip 040711525         Cusip 92830F729
Cusip 040711624         Cusip 040711335         Cusip 040711418         Cusip 92830F554
Cusip 040711541         Cusip 040711483         Cusip 040711533         Cusip 92830F687
Cusip 040711558         Cusip 040711723         Cusip 92830F109         Cusip 92830F612
Cusip 040711871         Cusip 040711715         Cusip 92830F810         Cusip 92830F653
Cusip 040711442         Cusip 040711152         Cusip 92830F307         Cusip 92830F646
Cusip 040711301         Cusip 040711145         Cusip 92830F778         Cusip 92830F885
Cusip 040711640         Cusip 040711160         Cusip 92830F208         Cusip 92830F877
Cusip 040711491         Cusip 040711137         Cusip 92830F505
Cusip 040711517         Cusip 040711368         Cusip 92830F794
Cusip 040711731         Cusip 040711756         Cusip 92830F745



28599 (7/03)
